UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON DC 20549
                                         FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2



--------------------------------------------------------------------------------

1.    Name and address of issuer:
      		SPA ETF Trust
      		12 East 49th Street
      		New York, NY 10017
--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for
      all series and classes of securities of the issuer check the box but do not list series or classes): |x|




--------------------------------------------------------------------------------

3.   Investment Company Act File Number:

                   811- 8620	811-22103

          Securities Act File Number:
                   33- 81574	333-144856


--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed:

                	September 30, 2008

--------------------------------------------------------------------------------

4(b). |_| Check box if this Form is being filed late
          (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (SeeInstruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE INTEREST
MUST BEPAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------

4(c). |_| Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.   Calculation of registration fee:


     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                                 $

     (ii)   Aggregate price of securities
            redeemed or repurchased during the
fiscal year:                                                $

     (iii)  Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:                                                     $

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                                 $

     (v)    Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                                   $



***********************************************************
     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                                          $

***********************************************************

     (vii)  Multiplier for determining
            registration fee (See Instruction
    C.9):


     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due):

    $


--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount ofsecurities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amountof securities
     (number of shares or other units) deducted here: 0.
     If there is a number of shares or other units that were registered pursuant to rule24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

         + $


--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

         $

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.   Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:   9/10/2008

               Method of Delivery:

                    |x|  Wire Transfer

                    |_|  Mail or other means

--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

                               /S/  Adefolahan Oyefeso
                              --------------------------------------------------
                                     Adefolahan Oyefeso
                                     Vice President
Date:    	                     December 5, 2008

  *Please print the name and title of the signing officer below the signature.